Financial Instruments And Financial Risk Management - Summary Of Categories Of Financial Instrument (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Current, Financial assets measured at amortized costs	€ 24,803	€ 11,387
Non-current, Financial assets measured at amortized costs	1,200	449
Derivative Financial Assets measured at fair value through profit and loss, Current	0	172
Derivative Financial Assets measured at fair value through profit and loss, Noncurrent	0	0
Total financial assets, Current	24,803	11,559
Total financial assets, Non-current	1,200	449
Current, Cost financial liabilities measured at costs	25,713	25,623
Non-current, Cost financial liabilities measured at costs	79,496	7,336
Derivative Financial Liabilities measured at fair value through profit and loss, Current	609	0
Derivative Financial Liabilities measured at fair value through profit and loss, Non-current	0	0
Total financial liabilities, current	26,322	25,623
Total financial liabilities, Non-current	79,496	7,336
Trade and Other Payables [member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost financial liabilities measured at costs	16,555	9,238
Non-current, Cost financial liabilities measured at costs	0	0
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost financial liabilities measured at costs	5,440	1,855
Non-current, Cost financial liabilities measured at costs	19,833	7,087
Loans and Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost financial liabilities measured at costs	3,286	14,440
Non-current, Cost financial liabilities measured at costs	59,496	0
Other Financial Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Current, Cost financial liabilities measured at costs	432	90
Non-current, Cost financial liabilities measured at costs	167	249
Other Financial Assets [member]
Disclosure of detailed information about financial instruments [line items]
Current, Financial assets measured at amortized costs	545	48
Non-current, Financial assets measured at amortized costs	1,200	449
Cash and Cash Equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Current, Financial assets measured at amortized costs	23,958	10,238
Non-current, Financial assets measured at amortized costs	0	0
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Current, Financial assets measured at amortized costs	300	1,101
Non-current, Financial assets measured at amortized costs	€ 0	€ 0